SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


REGISTRATION STATEMENT (No. 2-90649)
     UNDER THE SECURITIES ACT OF 1933                                        [X]

     Pre-Effective Amendment No. ___                                         [ ]

     Post-Effective Amendment No. 78                                         [X]


                                       and

REGISTRATION STATEMENT (NO. 811-4008)
     UNDER THE INVESTMENT COMPANY ACT OF 1940                                [X]

     Amendment No. 78                                                        [X]


Fidelity Investment Trust
---------------------------------------------------------------------------
(Exact Name of Registrant as Specified in Charter)

82 Devonshire St., Boston, Massachusetts 02109
----------------------------------------------------------------------------
(Address Of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number:      617-563-7000
                              ----------------------------------------------
Eric D. Roiter, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
----------------------------------------------------------------------------
(Name and Address of Agent for Service)

It is proposed that this filing will become effective

     (  ) immediately upon filing pursuant to paragraph (b).
     (X ) on December 29, 1999 pursuant to paragraph (b).
     (  ) 60 days after filing pursuant to paragraph (a)(1).
     (  ) on (               ) pursuant to paragraph (a)(1) of Rule 485.
     (  ) 75 days after filing pursuant to paragraph (a)(2).
     (  ) on (            ) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

     (X ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The purpose of this Post-Effective Amendment No. 78 to Fidelity Investment Trust's Registration Statement on Form N-1A is to designate a new effective date, December 29, 1999, for the previously filed Post-Effective Amendment No.
77. The Prospectus and Statement of Additional Information (SAI) for this Post-Effective Amendment No. 78 are identical to those filed in Post-Effective Amendment No. 77, and the Prospectus and SAI are incorporated herein in their entirety by reference to those filed in Post-Effective Amendment No. 77.

PART C.  OTHER INFORMATION
         -----------------

Item 23.   Exhibits
           --------

            (a)(1)Restated  Declaration  of Trust,  dated February 16, 1995, is
                   incorporated   herein   by   reference   to   Exhibit   1  of
                   Post-Effective Amendment No. 58.

               (2)Supplement,   dated  October  15,  1997,  to  the  Restated
                  Declaration  of Trust is  incorporated  herein by reference to
                  Exhibit 1(b) of Post-Effective Amendment No. 73.

            (b)    By-Laws of the Trust are incorporated  herein by reference to
                   Exhibit 2 of Fidelity Union Street Trust Post-Effective Amendment No. 87 (File No. 2-50318).

            (c)   Not applicable.

            (d)(1)Form of Management  Contract  between Fidelity Global Balanced
                  Fund  and   Fidelity   Management  &  Research   Company,   is
                  incorporated herein by reference to Exhibit d(1) of Post-Effective Amendment No. 77.

               (2)Form  of  Management  Contract  between  Fidelity  Diversified
                  International Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit d(2) of Post-Effective Amendment No. 77.

               (3)Management  Contract,  dated October 1, 1997, between Fidelity
                  International Growth & Income Fund and Fidelity Management & Research Company, is incorporated herein by reference to
                  Exhibit 5(f) of Post-Effective Amendment No. 73.

               (4)Management  Contract,  dated October 1, 1997, between Fidelity
                  International Value Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit 5(l) of Post-Effective Amendment No. 73.

               (5)Management Contract, dated October 1, 1997, between Fidelity
                  Overseas Fund and Fidelity  Management & Research Company,  is
                  incorporated   herein  by   reference   to  Exhibit   5(r)  of
                  Post-Effective Amendment No. 73.

               (6)Management Contract, dated October 1, 1997, between Fidelity
                  Worldwide Fund and Fidelity  Management & Research Company, is
                  incorporated   herein  by   reference   to  Exhibit   5(x)  of
                  Post-Effective Amendment No. 73.

               (7)Management  Contract,   dated  October  1,  1997,  between
                  Fidelity Canada Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit 5(dd) of Post-Effective Amendment No. 73.

               (8)Management  Contract,   dated  October  1,  1997,  between
                  Fidelity Europe Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit 5(ii) of Post-Effective Amendment No. 73.

               (9)Management  Contract,  dated October 1, 1997, between Fidelity
                  Europe Capital Appreciation Fund and Fidelity Management & Research Company, is incorporated herein by reference to
                  Exhibit 5(nn) of Post-Effective Amendment No. 73.

              (10)Management  Contract,  dated October 1, 1997, between Fidelity
                  Japan Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit 5(ss) of Post-Effective Amendment No.
                  73.

              (11)Management  Contract,  dated October 1, 1997, between Fidelity
                  Pacific Basin Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit 5(yy) of Post-Effective Amendment No. 73.

              (12)Management  Contract,  dated October 1, 1997, between Fidelity
                  Emerging Markets Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit 5(eee) of Post-Effective Amendment No. 73.

              (13)Management  Contract,  dated October 1, 1997, between Fidelity
                  Latin America Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit 5(kkk) of Post-Effective Amendment No. 73.

              (14)Management  Contract,  dated October 1, 1997, between Fidelity
                  Southeast Asia Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit 5(ppp) of Post-Effective Amendment No. 73.

               (15) Management Contract, dated October 1, 1997, between Fidelity
                  France Fund and  Fidelity  Management & Research  Company,  is
                  incorporated herein by reference to Exhibit 5(hhhh) of Post-Effective Amendment No. 73.

              (16)Management  Contract,  dated October 1, 1997, between Fidelity
                  Germany Fund and Fidelity  Management & Research  Company,  is
                  incorporated herein by reference to Exhibit 5(mmmm) of Post-Effective Amendment No. 73.

              (17)Management  Contract,  dated October 1, 1997, between Fidelity
                  United  Kingdom  Fund  and  Fidelity   Management  &  Research
                  Company, is incorporated herein by reference to Exhibit 5(rrrr) of Post-Effective Amendment No. 73.

              (18)Management  Contract,  dated October 1, 1997, between Fidelity
                  Japan Small Companies Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit 5(wwww) of Post-Effective Amendment No. 73.

              (19)Management  Contract,  dated October 1, 1997, between Fidelity
                  Hong Kong and China Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit 5(ccccc) of Post-Effective Amendment No. 73.

              (20)Management  Contract,  dated October 1, 1997, between Fidelity
                  Nordic Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit 5(iiiii) of Post-Effective Amendment No. 73.

              (21)Form of  Sub-Advisory  Agreement for Fidelity  Global Balanced
                  Fund between Fidelity Management & Research Company (U.K.) Inc., is incorporated herein by reference to Exhibit d(21) of Post-Effective Amendment No. 77.

              (22)Form of  Sub-Advisory  Agreement for Fidelity  Global Balanced
                  Fund between Fidelity Management & Research Company and Fidelity Management & Research Company (Far East) Inc., is incorporated herein by reference to Exhibit d(22) of Post-Effective Amendment No. 77.

              (23)Form of  Sub-Advisory  Agreement for Fidelity  Global Balanced
                  Fund between Fidelity Management & Research Company and Fidelity International Investment Advisors, is incorporated herein by reference to Exhibit d(23) of Post-Effective Amendment No. 77.

              (24)Form of  Sub-Advisory  Agreement for Fidelity  Global Balanced
                  Fund between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited, is incorporated herein by reference to Exhibit d(24) of Post-Effective Amendment No. 77.

              (25)Form of  Sub-Advisory  Agreement for Fidelity  Global Balanced
                  Fund between Fidelity Management & Research and Fidelity Investments Japan Limited, is incorporated hrein by reference to Exhibit d(25) of Post-Effective Amendment No. 77.

              (26)Sub-Advisory   Agreement,   dated  October  1,  1992,  between
                  Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Fidelity Diversified International Fund, is incorporated herein by reference to
                  Exhibit 5(nn) of Post-Effective Amendment No. 51.

              (27)Sub-Advisory   Agreement,   dated  October  1,  1992,  between
                  Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity Diversified International Fund, is incorporated herein by reference to
                  Exhibit 5(p) of Post-Effective Amendment No. 51.

              (28)Sub-Advisory Agreement, dated August 1, 1999, between Fidelity
                  Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity Diversified International, is incorporated herein by reference to Exhibit d(28) of Post-Effective Amendment No. 77.

              (29)Sub-Advisory   Agreement,   dated  October  1,  1992,  between
                  Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity Diversified International Fund, is incorporated herein by reference to Exhibit 5(yyy) of Post-Effective Amendment No. 51.

              (30)Sub-Advisory Agreement, dated August 1, 1999, between Fidelity
                  Management & Research Company and Fidelity Investments Japan Limited on behalf of Fidelity Diversified International Fund,
                  is  incorporated herein by  reference  to   Exhibit d(30)  of
                  Post-Effective Amendment No. 77.

              (31)Sub-Advisory Agreement,  dated April 1, 1992, between Fidelity
                  Management  &  Research  Company  and  Fidelity  Management  &
                  Research (U.K.) Inc. on behalf of Fidelity International Growth & Income Fund, is incorporated herein by reference to
                  Exhibit 5(g) of Post-Effective Amendment No. 57.

              (32)Sub-Advisory Agreement,  dated April 1, 1992, between Fidelity
                  Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity International Growth & Income Fund, is incorporated herein by reference to
                  Exhibit 5(f) of Post-Effective Amendment No. 57.

              (33)Sub-Advisory Agreement, dated August 1, 1999, between Fidelity
                  Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity International Growth & Income Fund, is incorporated herein by reference to Exhibit d(33) of Post-Effective Amendment No. 77.

              (34)Sub-Advisory Agreement,  dated April 2, 1992, between Fidelity
                  International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity International Growth & Income Fund, is incorporated herein by reference to Exhibit 5(h) of Post-Effective Amendment No. 57.

              (35)Sub-Advisory Agreement, dated August 1, 1999, between Fidelity
                  Management & Research Company and Fidelity Investments Japan Limited on behalf of Fidelity International Growth & Income Fund, is incorporated herein by reference to Exhibit d(35) of Post-Effective Amendment No. 77.

              (36)Sub-Advisory  Agreement,  dated  September  16, 1994,  between
                  Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Fidelity International Value Fund, is incorporated herein by reference to Exhibit 5(l) of Post-Effective Amendment No. 57.

              (37)Sub-Advisory  Agreement,  dated  September  16, 1994,  between
                  Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity International Value Fund, is incorporated herein by reference to Exhibit 5(k) of Post-Effective Amendment No. 57.

              (38)Sub-Advisory Agreement, dated August 1, 1999, between Fidelity
                  Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity International Value Fund, is incorporated herein by reference to Exhibit d(38) of Post-Effective Amendment No. 77.

              (39)Sub-Advisory  Agreement,  dated  September  16, 1994,  between
                  Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity International Value Fund, is incorporated herein by reference to Exhibit 5(m) of Post-Effective Amendment No. 57.

              (40)Sub-Advisory Agreement, dated August 1, 1999, between Fidelity
                  Management & Research Company and Fidelity Investments Japan Limited on behalf of Fidelity International Value Fund, is incorporated herein by reference to Exhibit d(40) of Post-Effective Amendment No. 77.

              (41)Sub-Advisory Agreement,  dated April 1, 1992, between Fidelity
                  Management & Research Company and Fidelity Management & Research (U.K.) on behalf of Fidelity Overseas Fund, is incorporated herein by reference to Exhibit 5(r) of Post-Effective Amendment No. 57.

              (42)Sub-Advisory Agreement,  dated April 1, 1992, between Fidelity
                  Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity Overseas Fund, is incorporated herein by reference to Exhibit 5(q) of Post-Effective Amendment No.
                  57.

              (43)Sub-Advisory Agreement, dated August 1, 1999, between Fidelity
                  Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity Overseas Fund, is incorporated herein by reference to Exhibit d(43) of Post-Effective Amendment No. 77.

              (44)Sub-Advisory Agreement,  dated April 1, 1992, between Fidelity
                  International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity Overseas Fund, is incorporated herein by reference to Exhibit 5(s) of Post-Effective Amendment No. 57.

              (45)Sub-Advisory Agreement, dated August 1, 1999, between Fidelity
                  Management & Research Company and Fidelity Investments Japan Limited on behalf of Fidelity Overseas Fund, is incorporated herein by reference to Exhibit d(45) of Post-Effective Amendment No. 77.

              (46)Sub-Advisory  Agreement dated, April 1, 1992, between Fidelity
                  Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Fidelity Worldwide Fund, is incorporated herein by reference to Exhibit 5(w) of Post-Effective Amendment No. 57.

              (47)Sub-Advisory Agreement,  dated April 1, 1992, between Fidelity
                  Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity Worldwide Fund, is incorporated herein by reference to Exhibit 5(v) of Post-Effective Amendment No. 57.

              (48)Sub-Advisory Agreement, dated August 1, 1999, between Fidelity
                  Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity Worldwide Fund, is incorporated herein by reference to Exhibit d(48) of Post-Effective Amendment No. 77.

              (49)Sub-Advisory  Agreement dated, March 1, 1992, between Fidelity
                  International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity Worldwide Fund, is incorporated herein by reference to Exhibit 5(x) of Post-Effective Amendment No. 57.

              (50)Sub-Advisory Agreement, dated August 1, 1999, between Fidelity
                  Management & Research Company and Fidelity Investments Japan Limited on behalf of Fidelity Worldwide Fund, is incorporated by reference to Exhibit d(50) of Post-Effective Amendment No. 77.

              (51)Sub-Advisory Agreement,  dated April 1, 1992, between Fidelity
                  Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Fidelity Canada Fund, is incorporated herein by reference to Exhibit 5(bb) of Post-Effective Amendment No. 57.

              (52)Sub-Advisory Agreement,  dated April 1, 1992, between Fidelity
                  Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity Canada Fund, is incorporated herein by reference to Exhibit 5(aa) of Post-Effective Amendment No. 57.

              (53)Sub-Advisory Agreement, dated August 1, 1999, between Fidelity
                  Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity Canada Fund, is incorporated herein by reference to Exhibit d(53) of Post-Effective Amendment No. 77.

              (54)Sub-Advisory Agreement,  dated April 1, 1992, between Fidelity
                  International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity Canada Fund, is incorporated herein by reference to Exhibit 5(cc) of Post-Effective Amendment No. 57.

              (55)Sub-Advisory Agreement,  dated April 1, 1992, between Fidelity
                  Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Fidelity Europe Fund, is incorporated herein by reference to Exhibit 5(gg) of Post-Effective Amendment No. 57.

              (56)Sub-Advisory Agreement,  dated April 1, 1992, between Fidelity
                  Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity Europe Fund, is incorporated herein by reference to Exhibit 5(ff) of Post-Effective Amendment No.
                  57.

              (57)Sub-Advisory Agreement, dated August 1, 1999, between Fidelity
                  Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity Europe Fund, is incorporated herein by reference to Exhibit d(57) of Post-Effective Amendment No. 77.

              (58)Sub-Advisory Agreement,  dated April 1, 1992, between Fidelity
                  International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity Europe Fund, is incorporated herein by reference to Exhibit 5(hh) of Post-Effective Amendment No. 57.

              (59)Sub-Advisory  Agreement,  dated  November  18,  1993,  between
                  Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Fidelity Europe Capital Appreciation Fund, is incorporated herein by reference to
                  Exhibit 5(ss) of Post- Effective Amendment No. 53.

              (60)Sub-Advisory  Agreement,  dated  November  18,  1993,  between
                  Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity Europe Capital Appreciation Fund, is incorporated herein by reference to Exhibit 5(dd) of Post- Effective Amendment No. 53.

              (61)Sub-Advisory Agreement, dated August 1, 1999, between Fidelity
                  Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity Europe Capital Appreciation Fund, is incorporated herein by reference to Exhibit d(61) of Post-Effective Amendment No. 77.

              (62)Sub-Advisory  Agreement,  dated  November  18,  1993,  between
                  Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity Europe Capital Appreciation Fund, is incorporated herein by reference to Exhibit 5(ggg) of Post-Effective Amendment No. 55.

              (63)Sub-Advisory Agreement,  dated July 16, 1992, between Fidelity
                  Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Fidelity Japan Fund, is incorporated herein by reference to Exhibit 5(oo) of Post Effective Amendment No. 53.

              (64)Sub-Advisory Agreement,  dated July 16, 1992, between Fidelity
                  Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity Japan Fund, is incorporated herein by reference to Exhibit 5(z) of Post-Effective Amendment No.
                  53.

              (65)Sub-Advisory Agreement, dated August 1, 1999, between Fidelity
                  Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity Japan Fund, is incorporated herein by reference to Exhibit d(65) of Post-Effective Amendment No. 77.

              (66)Sub-Advisory Agreement,  dated July 16, 1992, between Fidelity
                  International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity Japan Fund, is incorporated herein by reference to Exhibit 5(ccc) of Post-Effective Amendment No. 55.

              (67)Sub-Advisory Agreement, dated August 1, 1999, between Fidelity
                  Management & Research Company and Fidelity Investments Japan Limited on behalf of Fidelity Japan Fund, is incorporated herein by reference to Exhibit d(67)of Post-Effective Amendment No. 77.

              (68)Sub-Advisory Agreement,  dated April 1, 1992, between Fidelity
                  Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Fidelity Pacific Basin Fund, is incorporated herein by reference to Exhibit 5(vv) of Post-Effective Amendment No. 57.

              (69)Sub-Advisory Agreement,  dated April 1, 1992, between Fidelity
                  Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity Pacific Basin Fund, is incorporated herein by reference to Exhibit 5(uu) of Post-Effective Amendment No. 57.

              (70)Sub-Advisory Agreement, dated August 1, 1999, between Fidelity
                  Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity Pacific Basin Fund,
                  is incorporated herein by  reference   to   Exhibit   d(70)
                  of Post-Effective Amendment No. 77.

              (71)Sub-Advisory Agreement,  dated April 1, 1992, between Fidelity
                  International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity Pacific Basin Fund, is incorporated herein by reference to
                  Exhibit 5(ww) of Post-Effective Amendment No. 57.

              (72)Sub-Advisory Agreement, dated August 1, 1999, between Fidelity
                  Management & Research Company and Fidelity Investments Japan Limited on behalf of Fidelity Pacific Basin Fund, is incorporated herein by reference to Exhibit d(72) of Post-Effective Amendment No. 77.

              (73)Sub-Advisory Agreement,  dated April 1, 1992, between Fidelity
                  Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Fidelity Emerging Markets Fund, is incorporated herein by reference to Exhibit 5(aaa) of Post-Effective Amendment No. 57.

              (74)Sub-Advisory Agreement,  dated April 1, 1992, between Fidelity
                  Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity Emerging Markets Fund, is incorporated herein by reference to Exhibit 5(zz) of Post-Effective Amendment No. 57.

              (75)Sub-Advisory Agreement, dated August 1, 1999, between Fidelity
                  Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity Emerging Markets Fund, is incorporated herein by reference to Exhibit d(75) of Post-Effective Amendment No. 77.

              (76)Sub-Advisory Agreement,  dated April 1, 1992, between Fidelity
                  International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity Emerging Markets Fund, is incorporated herein by reference to
                  Exhibit 5(bbb) of Post-Effective Amendment No. 57.

              (77)Sub-Advisory Agreement, dated August 1, 1999, between Fidelity
                  Management & Research Company and Fidelity Investments Japan Limited on behalf of Fidelity Emerging Markets Fund, is incorporated herein by reference to Exhibit d(77) of Post-Effective Amendment No. 77.

              (78)Sub-Advisory Agreement, dated March 18, 1993, between Fidelity
                  Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Fidelity Latin America Fund, is incorporated herein by reference to Exhibit 5(nn) of Post-Effective Amendment No. 48.

              (79)Sub-Advisory Agreement, dated March 18, 1993, between Fidelity
                  Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity Latin America Fund, is incorporated herein by reference to Exhibit 5(z) of Post-Effective Amendment No. 48.

              (80)Sub-Advisory Agreement, dated August 1, 1999, between Fidelity
                  Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity Latin America Fund, is incorporated herein by reference to Exhibit d(80)of Post-Effective Amendment No. 77.

              (81)Sub-Advisory Agreement, dated March 18, 1993, between Fidelity
                  International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity Latin America Fund, is incorporated herein by reference to Exhibit 5(ddd) of Post-Effective Amendment No. 55.

              (82)Sub-Advisory Agreement, dated March 18, 1993, between Fidelity
                  Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Fidelity Southeast Asia Fund, is incorporated herein by reference to Exhibit 5(oo) of Post-Effective Amendment No. 48.

              (83)Sub-Advisory Agreement, dated March 18, 1993, between Fidelity
                  Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity Southeast Asia Fund, is incorporated herein by reference to Exhibit 5(aa) of Post-Effective Amendment No. 48.

              (84)Sub-Advisory Agreement, dated August 1, 1999, between Fidelity
                  Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity Southeast Asia Fund, is incorporated herein by reference to Exhibit d(84).

              (85)Sub-Advisory Agreement, dated March 18, 1993, between Fidelity
                  International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity Southeast Asia Fund, is incorporated herein by reference to
                  Exhibit 5(eee) of Post-Effective Amendment No. 51.

              (86)Sub-Advisory Agreement, dated August 1, 1999, between Fidelity
                  Management & Research Company and Fidelity Investments Japan Limited on behalf of Fidelity Southeast Asia Fund, is incorporated herein by reference to Exhibit d(86) of Post-Effective Amendment No. 77.

              (87)Sub-Advisory Agreement,  dated September 14, 1995, between
                  Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Fidelity France Fund, is incorporated herein by reference to Exhibit 5(hhhh) of Post-Effective Amendment No. 62.

              (88)Sub-Advisory Agreement,  dated September 14, 1995, between
                  Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity France Fund, is incorporated herein by reference to Exhibit 5(gggg) of Post-Effective Amendment No. 62.

              (89)Sub-Advisory Agreement, dated August 1, 1999, between Fidelity
                  Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity France Fund, is incorporated herein by reference to Exhibit d(89) of Post-Effective Amendment No. 77.

              (90)Sub-Advisory  Agreement,   dated  September  14,1995,  between
                  Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity France Fund, is incorporated herein by reference to
                  Exhibit 5(iiii) of Post-Effective Amendment No. 62.

              (91)Sub-Advisory Agreement, dated September 14, 1995, between
                  Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Fidelity Germany Fund, is incorporated herein by reference to Exhibit 5(mmmm) of Post-Effective Amendment No. 62.

              (92)Sub-Advisory Agreement, dated September 14, 1995, between
                  Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity Germany Fund, is incorporated herein by reference to Exhibit 5(llll) of Post-Effective Amendment No. 62.

              (93)Sub-Advisory  Agreement,  dated  August 1, 1999,  between
                  Fidelity   Management   &  Research   Company   and   Fidelity
                  International   Investment  Advisors  on  behalf  of  Fidelity
                  Germany Fund, is incorporated herein by reference to Exhibit d(93) of Post-Effective Amendment No. 77.

              (94)Sub-Advisory Agreement,  dated September 14, 1995, between
                  Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity Germany Fund, is incorporated herein by reference to
                  Exhibit 5(nnnn) of Post-Effective Amendment No. 62.

              (95)Sub-Advisory  Agreement,  dated  September  14, 1995,  between
                  Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Fidelity United Kingdom Fund, is incorporated herein by reference to Exhibit 5(rrrr) of Post-Effective Amendment No. 62.

              (96)Sub-Advisory  Agreement,  dated  September  14, 1995,  between
                  Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity United Kingdom Fund, is incorporated herein by reference to Exhibit 5(qqqq) of Post-Effective Amendment No. 62.

              (97)Sub-Advisory Agreement, dated August 1, 1999, between Fidelity
                  Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity United Kingdom Fund, is incorporated herein by reference to Exhibit d(97) of Post-Effective Amendment No. 77.

              (98)Sub-Advisory  Agreement,  dated  September  14, 1995,  between
                  Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity United Kingdom Fund, is incorporated herein by reference to Exhibit 5(ssss) of Post-Effective Amendment No. 62.

              (99)Sub-Advisory Agreement,  dated September 14, 1995, between
                  Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Fidelity Japan Small Companies Fund, is incorporated herein by reference to Exhibit 5(wwww) of Post-Effective Amendment No. 62.

             (100)Sub-Advisory Agreement, dated September 14, 1995, between
                  Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity Japan Small Companies Fund, is incorporated herein by reference to Exhibit 5(vvvv) of Post-Effective Amendment No. 62.

             (101)Sub-Advisory  Agreement,  dated  August  1,  1999,  between
                  Fidelity   Management   &  Research   Company   and   Fidelity
                  International Investment Advisors on behalf of Fidelity Japan Small Companies Fund, is incorporated herein by reference to Exhibit d(101) of Post-Effective Amendment No. 77.

             (102)Sub-Advisory  Agreement,  dated September 14, 1995,  between
                  Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity Japan Small Companies Fund, is incorporated herein by reference to Exhibit 5(xxxx) of Post-Effective No. 62.

             (103)Sub-Advisory  Agreement,  dated  August 1, 1999,  between
                  Fidelity Management & Research Company and Fidelity Investments Japan Limited on behalf of Fidelity Japan Small Companies Fund, is incorporated herein by reference to Exhibit d(103) of Post-Effective Amendment No. 77.

             (104)Sub-Advisory Agreement,  dated September 14, 1995, between
                  Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Fidelity Hong Kong and China Fund, is incorporated herein by reference to Exhibit 5(ccccc) of Post-Effective Amendment No. 62.

             (105)Sub-Advisory Agreement,  dated September 14, 1995, between
                  Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity Hong Kong and China Fund, is incorporated herein by reference to Exhibit 5(bbbbb) of Post-Effective Amendment No. 62.

             (106)Sub-Advisory  Agreement,  dated  August 1, 1999,  between
                  Fidelity   Management   &  Research   Company   and   Fidelity
                  International Investment Advisors on behalf of Fidelity Hong Kong and China Fund, is incorporated herein by reference to Exhibit d(106) of Post-Effective Amendment No. 77.

             (107)Sub-Advisory Agreement,  dated September 14, 1995, between
                  Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity Hong Kong and China Fund, is incorporated herein by reference to Exhibit 5(ddddd) of Post-Effective Amendment No. 62.

             (108)Sub-Advisory  Agreement,  dated  August 1, 1999,  between
                  Fidelity Management & Research Company and Fidelity Investments Japan Limited on behalf of Fidelity Hong Kong and China Fund, is incorporated by reference to Exhibit d(108) of Post-Effective Amendment No. 77.

             (109)Sub-Advisory Agreement,  dated September 14, 1995, between
                  Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Fidelity Nordic Fund, is incorporated herein by reference to Exhibit 5(iiiii) of Post-Effective Amendment No. 62.

             (110)Sub-Advisory Agreement,  dated September 14, 1995, between
                  Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity Nordic Fund, is incorporated herein by reference to Exhibit 5(hhhhh) of Post-Effective Amendment No. 62.

             (111)Sub-Advisory  Agreement,  dated  August 1, 1999,  between
                  Fidelity Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity Nordic Fund, is incorporated herein by reference to Exhibit d(111) of Post-Effective Amendment No. 77.

             (112)Sub-Advisory Agreement,  dated September 14, 1995, between
                  Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity Nordic Fund, is incorporated herein by reference to
                  Exhibit 5(jjjjj) of Post-Effective Amendment No. 62.

            (e)(1)Form of General Distribution Agreement between Fidelity Global
                  Balanced  Fund  and  Fidelity  Distributors  Corporation,   is
                  incorporated herein by reference to Exhibit e(1) of Post-Effective Amendment No. 77.

               (2)General  Distribution  Agreement,  dated May 19,  1990, between Fidelity Overseas Fund, Fidelity Europe Fund, Fidelity Pacific Basin Fund, Fidelity International Growth & Income Fund, Fidelity Canada Fund, dated September 30, 1990, between Fidelity Worldwide Fund, between Fidelity Emerging Markets Fund (formerly "Fidelity International Opportunities Fund"), and dated December 12, 1991 between Fidelity Diversified International Fund and Fidelity Distributors Corporation, are incorporated herein by reference to Exhibit Nos. 6(a)(1-8) of Post-Effective Amendment No. 57.

               (3)General  Distribution  Agreement,  dated  December  12,  1991, between Fidelity Diversified International Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit 6(k) of Post-Effective Amendment No. 38.

               (4)General Distribution  Agreement,  dated July 16, 1992, between
                  Fidelity Japan Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit 6(l) of Post-Effective Amendment No. 55.

               (5)General Distribution Agreement,  dated March 18, 1993, between
                  Fidelity Latin America Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit 6(m) of Post-Effective Amendment No. 55.

               (6)General Distribution Agreement,  dated March 18, 1993, between
                  Fidelity Southeast Asia Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit 6(n) of Post-Effective Amendment No. 55.

               (7)General  Distribution  Agreement,  dated  November  18,  1993, between Fidelity Europe Capital Appreciation Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit 6(p) of Post-Effective Amendment No. 55.

               (8)General  Distribution  Agreement,  dated  September  16, 1994, between Fidelity International Value Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit 6(l) of Post-Effective Amendment No. 58.

               (9)General  Distribution  Agreement,  dated  September  14, 1995, between Fidelity France Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit 6(m) of Post-Effective Amendment No. 66.

              (10)General  Distribution  Agreement,  dated  September  14, 1995, between Fidelity Germany Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit 6(n) of Post-Effective Amendment No. 66.

              (11)General  Distribution  Agreement,  dated  September  14, 1995, between Fidelity United Kingdom Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit 6(o) of Post-Effective Amendment No. 66.

              (12)General  Distribution  Agreement,  dated  September  14, 1995, between Fidelity Japan Small Companies Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit 6(p) of Post-Effective Amendment No. 66.

              (13)General  Distribution  Agreement,  dated  September  14, 1995, between Fidelity Hong Kong and China Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit 6(q) of Post-Effective Amendment No. 66.

              (14)General  Distribution  Agreement,  dated  September  14, 1995, between Fidelity Nordic Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit 6(r) of Post-Effective Amendment No. 66.

              (15)Amendments to the General Distribution Agreement,  dated March
                  14, 1996 and July 15, 1996, between Fidelity Investment Trust on behalf of Fidelity France Fund, Fidelity Germany Fund, Fidelity Hong Kong and China Fund, Fidelity International Value Fund, Fidelity Japan Small Companies Fund, Fidelity Nordic Fund, and Fidelity United Kingdom Fund and Fidelity Distributors Corporation, are incorporated herein by reference to Exhibit 6(k) of Fidelity Select Portfolios'(File No. 2-69972) Post-Effective Amendment No. 57.

              (16)Amendments to the General Distribution Agreement,  dated March
                  14, 1996 and July 15, 1996, between Fidelity Investment Trust on behalf of Fidelity Canada Fund, Fidelity Diversified International Fund, Fidelity Emerging Markets Fund, Fidelity Europe Fund, Fidelity Europe Capital Appreciation Fund, Fidelity International Growth & Income Fund, Fidelity Japan Fund, Fidelity Latin America Fund, Fidelity Overseas Fund, Fidelity Pacific Basin Fund, Fidelity Southeast Asia Fund, and Fidelity Worldwide Fund and Fidelity Distributors Corporation, are incorporated herein by reference to Exhibit 6(l) of Fidelity Select Portfolios' (File No. 2-69972) Post-Effective Amendment No. 57 .

              (17)Form of Bank Agency  Agreement (most recently revised January,
                  1997) is herein incorporated by reference to Exhibit (e)(17) of Post-Effective Amendment No. 77.

              (18)Form of Selling Dealer Agreement for Bank-Related Transactions
                  (most recently revised January, 1997) is incorporated herein by reference to Exhibit (e)(18) of Post-Effective Amendment No. 77.

            (f)(1)The Fee Deferral Plan for Non-Interested  Person Directors and
                  Trustees of the Fidelity Funds, effective as of September 14, 1995 and amended through November 14, 1996, is incorporated herein by reference to Exhibit 7(b) of Fidelity Aberdeen Street Trust's (File No. 33-43529) Post-Effective Amendment No. 19.

            (g)(1)Custodian  Agreement  and  Appendix  C, dated  August 1, 1994, between The Chase Manhattan Bank, N.A. and Fidelity Investment Trust on behalf of Fidelity Diversified Global Fund, Fidelity Diversified International Fund, Fidelity Emerging Markets Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Europe Fund, Fidelity International Growth & Income Fund,
                  Fidelity International Value Fund, Fidelity Japan Fund, Fidelity Overseas Fund, Fidelity Pacific Basin Fund, Fidelity Southeast Asia Fund, and Fidelity Worldwide Fund are incorporated herein by reference to Exhibit 8(a) of Fidelity
                  Investment Trust's (File No. 2-90649) Post-Effective Amendment No. 59.

               (2)Appendix  A, dated  February  29,  19998,  to the  Custodian
                  Agreement, dated August 1, 1994, between The Chase Manhattan Bank, N.A. and Fidelity Investment Trust on behalf of Fidelity Diversified Global Fund, Fidelity Diversified International Fund, Fidelity Emerging Markets Fund, Fidelity Europe Capital

                  Appreciation Fund, Fidelity Europe Fund, Fidelity International Growth & Income Fund, Fidelity International Value Fund, Fidelity Japan Fund, Fidelity Overseas Fund, Fidelity Pacific Basin Fund, Fidelity Southeast Asia Fund, and Fidelity Worldwide Fund is incorporated herein by reference to Exhibit (g)(2) of Fidelity Advisor Series I's (File No. 2-84776) Post-Effective Amendment No. 50.

               (3)Appendix  B,  dated  June  17,  1999,   to  the  Custodian
                  Agreement, dated August 1, 1994, between The Chase Manhattan Bank, N.A. and Fidelity Investment Trust on behalf of Fidelity Diversified Global Fund, Fidelity Diversified International Fund, Fidelity Emerging Markets Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Europe Fund, Fidelity International Growth & Income Fund, Fidelity International Value Fund, Fidelity Japan Fund, Fidelity Overseas Fund, Fidelity Pacific Basin Fund, Fidelity Southeast Asia Fund, and Fidelity Worldwide Fund is incorporated herein by reference to Exhibit (g)(3) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 102.

               (4)Addendum, dated October 21, 1996, to  the  Custodian Agreement dated August 1, 1994, between The Chase Manhattan Bank, N.A. and Fidelity Investment Trust on behalf of Fidelity Emerging Markets Fund, Europe Fund, Europe Capital Appreciation Fund, Japan Fund, Pacific Basin Fund, and Southeast Asia Fund is incorporated herein by reference to Exhibit (g)(4) of of Fidelity Cahrles Street Trust's (File No. 2-73133) Post-Effective Amendment No. 65.

               (5)Custodian Agreement and Appendix C, dated September 1, 1994, between Brown Brothers Harriman & Company and Fidelity Investment Trust on behalf of Fidelity France Fund, Fidelity Germany Fund, Fidelity Japan Small Companies Fund, Fidelity United Kingdom Fund, Fidelity Hong Kong and China Fund, Fidelity Nordic Fund, Fidelity Canada Fund, and Fidelity Latin America Fund is incorporated herein by reference to Exhibit 8(a) of Fidelity Commonwealth Trust's (File No. 2-52322) Post-Effective Amendment No. 56.

               (6)Appendix  A,  dated  August 11, 1999,    to  the  Custodian
                  Agreement, dated September 1, 1994, between Brown Brothers Harriman & Company and Fidelity Investment Trust on behalf of Fidelity France Fund, Fidelity Germany Fund, Fidelity Japan Small Companies Fund, Fidelity United Kingdom Fund, Fidelity Hong Kong and China Fund, Fidelity Nordic Fund, Fidelity Canada Fund, and Fidelity Latin America Fund is incorporated herein by reference to Exhibit (g)(6) of Fidelity Advisor Series I's (File No. 2-84776) Post-Effective Amendment No. 50.

               (7)Appendix B, dated September 16, 1999, to the Custodian
                  Agreement, dated September 1, 1994, between Brown Brothers Harriman & Company and Fidelity Investment Trust on behalf of Fidelity France Fund, Fidelity Germany Fund, Fidelity Japan Small Companies Fund, Fidelity United Kingdom Fund, Fidelity Hong Kong and China Fund, Fidelity Nordic Fund, Fidelity Canada Fund, and Fidelity Latin America Fund is incorporated herein by reference to Exhibit (g)(7) of Fidelity Advisor Series I's (File No. 2-84776) Post-Effective Amendment No. 50.

               (8)Addendum, dated October 21,1996, to the Custodian Agreement, dated September 1, 1994, between Brown Brothers Harriman & Company and Fidelity France Fund, Fidelity Germany Fund, Fidelity Japan Small Companies Fund, Fidelity United Kingdom Fund, Fidelity Hong Kong and China Fund, Fidelity Nordic Fund, Fidelity Canada Fund, and Fidelity Latin America Fund is incorporated herein by reference to Exhibit (g)(4) of Fidelity Commonwealth Trust's (File No. 2-52322) Post-Effective Amendment No. 68.

               (9)Fidelity  Group Repo Custodian  Agreement,  dated February 12,
                  1996, among The Bank of New York, J. P. Morgan Securities, Inc., and the Registrant, is incorporated herein by reference to Exhibit 8(d) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

              (10)Schedule 1 to the  Fidelity  Group Repo  Custodian  Agreement,
                  dated February 12, 1996, between The Bank of New York and the Registrant, is incorporated herein by reference to Exhibit 8(e) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective
                  Amendment No. 31.

              (11)Fidelity  Group Repo Custodian  Agreement,  dated November 13,
                  1995, among Chemical Bank, Greenwich Capital Markets, Inc., and the Registrant, is incorporated herein by reference to
                  Exhibit 8(f) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

              (12)Schedule 1 to the Fidelity Group Repo  Custodian  Agreement,
                  dated November 13, 1995, between Chemical Bank and the Registrant, is incorporated herein by reference to Exhibit 8(g) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective
                  Amendment No. 31.


                                      -12a-

              (13)Joint Trading Account Custody Agreement, dated May 11, 1995, between The Bank of New York and Fidelity Investment Trust on behalf of Fidelity Canada Fund, Fidelity Diversified International Fund, Fidelity Emerging Markets Fund, Fidelity Europe Fund, Fidelity Europe Capital Appreciation Fund, Fidelity International Growth & Income Fund, Fidelity International Value Fund, Fidelity Japan Fund, Fidelity Latin America Fund, Fidelity Overseas Fund, Fidelity Pacific Basin Fund, Fidelity Southeast Asia Fund and Fidelity Worldwide Fund, is incorporated herein by reference to Exhibit 8(h) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

              (14)First Amendment to Joint Trading Account Custody  Agreement,
                  dated July 14, 1995, between The Bank of New York and Fidelity Investment Trust on behalf of Fidelity Canada Fund, Fidelity Diversified International Fund, Fidelity Emerging Markets
                  Fund, Fidelity Europe Fund, Fidelity Europe Capital Appreciation Fund, Fidelity International Growth & Income Fund, Fidelity International Value Fund, Fidelity Japan Fund, Fidelity Latin America Fund, Fidelity Overseas Fund, Fidelity Pacific Basin Fund, Fidelity Southeast Asia Fund and Fidelity Worldwide Fund, is incorporated herein by reference to Exhibit 8(i) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

            (h)   Not applicable.

            (i)   Not applicable.

            (j)   Not applicable.

            (k)   Not applicable.

            (l)   Not applicable.

            (m)(1)Form of  Distribution  and  Service  Plan  pursuant to Rule
                  12b-1 for Fidelity Global Balanced Fund is incorporated by reference to Exhibit m(1) of Post-Effective Amendment No. 77.

               (2)Distribution  and  Service  Plan  pursuant  to Rule  12b-1 for
                  Fidelity Diversified International Fund is incorporated herein by reference to Exhibit 15(c) of Post-Effective Amendment No. 73.

               (3)Distribution  and  Service  Plan  pursuant  to Rule  12b-1 for
                  Fidelity International Value Fund is incorporated herein by reference to Exhibit 15(d) of Post-Effective Amendment No. 73.

               (4)Distribution  and  Service  Plan  pursuant  to Rule  12b-1 for
                  Fidelity International Growth & Income Fund is incorporated herein by reference to Exhibit 15(e) of Post-Effective Amendment No. 73.

               (5)Distribution  and  Service  Plan  pursuant  to Rule  12b-1 for
                  Fidelity Overseas Fund is incorporated  herein by reference to
                  Exhibit 15(f) of Post-Effective Amendment No. 73.

               (6)Distribution  and  Service  Plan  pursuant  to Rule  12b-1 for
                  Fidelity Worldwide Fund is incorporated herein by reference to
                  Exhibit 15(g) of Post-Effective Amendment No. 73.

          (n)     Not applicable.

          (o)     Not applicable.

    Item 24.    Trusts Controlled by or Under Common Control With This Trust
                ------------------------------------------------------------

        The Board of Trustees of the Trust is the same as the board of other Fidelity funds, each of which has Fidelity Management & Research Company, or an affiliate, as its investment adviser. In addition, the officers of the Trust are substantially identical to those of the other Fidelity funds. Nonetheless, the Trust takes the position that it is not under common control with other Fidelity funds because the power residing in the respective boards and officers arises as the result of an official position with the respective trusts.

    Item 25.Indemnification
            ---------------

          Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the officer or trustee did not engage in disabling conduct.

          Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

          Pursuant to the agreement by which Fidelity Service Company, Inc. ("FSC") is appointed transfer agent, the Trust agrees to indemnify and hold FSC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

          (1) any claim, demand, action or suit brought by any person other than the Trust, including by a shareholder, which names FSC and/or the Trust as a party and is not based on and does not result from FSC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FSC's performance under the Transfer Agency Agreement; or

          (2) any claim, demand, action or suit (except to the extent contributed to by FSC's willful misfeasance, bad faith or negligence or reckless disregard of its duties) which results from the negligence of the Trust, or from FSC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Trust, or as a result of FSC's acting in reliance upon advice reasonably believed by FSC to have been given by counsel for the Trust, or as a result of FSC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Item 26.   Business and Other Connections of Investment Advisers
--------   -----------------------------------------------------

     (1) FIDELITY  MANAGEMENT & RESEARCH  COMPANY  (FMR)
         82  Devonshire  Street, Boston, MA 02109

     FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

    Edward C. Johnson 3d           Chairman of the Board and Director of
                                   FMR; President and Chief Executive
                                   Officer of FMR Corp.; Chairman of the
                                   Board and Director of FMR Corp.,
                                   Fidelity Investments Money
                                   Management, Inc. (FIMM), Fidelity
                                   Management & Research (U.K.) Inc.
                                   (FMR U.K.), and Fidelity Management &
                                   Research (Far East) Inc. (FMR Far
                                   East); Chairman of the Executive
                                   Committee of FMR; Director of
                                   Fidelity Investments Japan Limited
                                   (FIJ); President and Trustee of funds
                                   advised by FMR.

    Robert C. Pozen                President and Director of FMR; Senior
                                   Vice President and Trustee of funds
                                   advised by FMR; President and
                                   Director of FIMM, FMR U.K., and FMR
                                   Far East; Director of Strategic
                                   Advisers, Inc.; Previously, General
                                   Counsel, Managing Director, and
                                   Senior Vice President of FMR Corp.

    Peter S. Lynch                 Vice Chairman of the Board and
                                   Director of FMR.

    John Avery                     Vice President of FMR.

    Robert Bertelson               Vice President of FMR.

    John H. Carlson                Vice President of FMR and of funds
                                   advised by FMR.

    Robert C. Chow                 Vice President of FMR.

    Dwight D. Churchill            Senior Vice President of FMR and Vice
                                   President of Bond Funds advised by
                                   FMR; Vice President of FIMM.

    Laura B. Cronin                Vice President of FMR and Treasurer
                                   of FMR, FIMM, FMR U.K., and FMR Far East.

    Barry Coffman                  Vice President of FMR.

    Arieh Coll                     Vice President of FMR.

    Catherine Collins              Vice President of FMR.

    Frederic G. Corneel            Tax Counsel of FMR.

    William Danoff                 Senior Vice  President of FMR and Vice
                                   President of a fund advised by FMR.

    Scott E. DeSano                Vice President of FMR.

    Penelope Dobkin                Vice  President  of FMR and of a fund
                                   advised by FMR.

    Walter C. Donovan              Vice President of FMR.

    Bettina Doulton                Senior Vice  President of FMR and of
                                   funds advised by FMR.

    Stephen DuFour                 Vice President of FMR.


    Margaret L. Eagle              Vice President of FMR and of funds
                                   advised by FMR.

    William R. Ebsworth            Vice President of FMR.

    David Felman                   Vice President of FMR.

    Richard B. Fentin              Senior Vice  President  of FMR and
                                   Vice President of a fund advised by FMR.

    Karen Firestone                Vice President of FMR.

    Michael B. Fox                 Assistant  Treasurer of FMR, FIMM, FMR
                                   U.K.,  and FMR Far East;  Vice  President and
                                   Treasurer of FMR Corp.; Vice President of FMR
                                   U.K., FMR Far East, and FIMM.

    Gregory Fraser                 Vice  President  of FMR and of a fund
                                   advised by FMR.

    Jay Freedman                   Assistant Clerk of FMR; Clerk of FMR
                                   Corp.,  FMR U.K., FMR Far East, and Strategic
                                   Advisers,   Inc.;  Secretary  of  FIMM;  Vice
                                   President Deputy General Counsel FMR Corp.

    David L. Glancy                Vice President of FMR and of a fund
                                   advised by FMR.

    Barry A. Greenfield            Vice President of FMR.

    Boyce I. Greer                 Senior Vice President of FMR and Vice
                                   President of Money Market Funds
                                   advised by FMR; Vice President of
                                   FIMM.

    Bart A. Grenier                Senior Vice President of FMR and Vice
                                   President of High-Income Funds
                                   advised by FMR.

    Robert Haber                   Vice President of FMR.

    Richard C. Habermann           Senior Vice President of FMR and
                                   Vice President of funds advised by FMR.

    Fred L. Henning Jr.            Senior Vice President of FMR; Senior
                                   Vice President of FIMM; Vice
                                   President of Fixed-Income Funds
                                   advised by FMR.

    Bruce T. Herring               Vice President of FMR.

    Robert F. Hill                 Vice President of FMR and Director of
                                   Technical Research.

    Frederick Hoff                 Vice President of FMR.

    Abigail P. Johnson             Senior Vice  President of FMR and
                                   Vice  President  of  funds  advised  by  FMR;
                                   Director of FMR Corp.; Associate Director and
                                   Senior Vice President of Equity Funds advised by FMR.

    David B. Jones                 Vice President of FMR.

    Steven Kaye                    Senior Vice  President  of FMR and of a
                                   fund advised by FMR.

    Francis V. Knox                Vice President of FMR; Compliance
                                   Officer of FMR U.K. and FMR Far East.

    Harris Leviton                 Vice President of FMR.

    Bradford E. Lewis              Vice President of FMR and of funds
                                   advised by FMR.

    Richard R. Mace Jr.            Vice President of FMR and of funds
                                   advised by FMR.

    Shigeki Makino                 Vice President of FMR.

    Charles A. Mangum              Vice President of FMR and of a fund
                                   advised by FMR.

    Kevin McCarey                  Vice  President of FMR and of a fund
                                   advised by FMR.

    James McDowell                 Senior Vice President of FMR.

    Neal P. Miller                 Vice President of FMR.

    Jacques Perold                 Vice President of FMR.

    Stephen Peterson               Senior Vice President of FMR.

    Alan Radlo                     Vice President of FMR.

    Eric D. Roiter                 Vice President, General Counsel and
                                   Clerk of FMR and Secretary of funds advised by FMR.

    Lee H. Sandwen                 Vice President of FMR.

    Patricia A. Satterthwaite      Vice President of FMR and of a fund
                                   advised by FMR.

    Fergus Shiel                   Vice President of FMR.

    Richard A. Silver              Vice President of FMR.

    Carol A. Smith-Fachetti        Vice President of FMR.

    Steven J. Snider               Vice President of FMR and of funds
                                   advised by FMR.

    Thomas T. Soviero              Vice President of FMR and of a fund
                                   advised by FMR.

    Richard Spillane               Senior Vice President of FMR;
                                   Associate Director and Senior Vice
                                   President of Equity Funds advised by
                                   FMR; Previously, Senior Vice
                                   President and Director of Operations
                                   and Compliance of FMR U.K.

    Thomas M. Sprague              Vice President of FMR and of funds
                                   advised by FMR.

    Robert E. Stansky              Senior Vice  President of FMR and
                                   Vice President of a fund advised by FMR.

    Scott D. Stewart               Vice President of FMR.

    Beth F. Terrana                Senior Vice  President of FMR and
                                   Vice President of a fund advised by FMR.

    Yoko Tilley                    Vice President of FMR.

    Joel C. Tillinghast            Vice President of FMR and of a fund
                                   advised by FMR.

    Robert Tuckett                 Vice President of FMR.

    Jennifer Uhrig                 Vice  President  of FMR  and of  funds
                                   advised by FMR.

    George A. Vanderheiden         Senior Vice President of FMR
                                   and Vice  President of funds  advised by FMR;
                                   Director of FMR Corp.

    Steven S. Wymer                Vice President of FMR and of a fund
                                   advised by FMR.





     (2)  FIDELITY MANAGEMENT & RESEARCH (U.K.) INC. (FMR U.K.)
          25 Lovat Lane, London, EC3R 8LL, England


     FMR U.K. provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

    Edward C. Johnson 3d        Chairman of the Board and Director of
                                FMR U.K., FMR, FMR Corp., FIMM, and
                                FMR Far East; President and Chief
                                Executive Officer of FMR Corp.;
                                Chairman of the Executive Committee
                                of FMR; Director of Fidelity
                                Investments Japan Limited (FIJ);
                                President and Trustee of funds
                                advised by FMR.

    Robert C. Pozen             President and Director of FMR U.K.;
                                Senior Vice President and Trustee of
                                funds advised by FMR; President and
                                Director of FIMM, FMR, and FMR Far
                                East; Director of Strategic Advisers,
                                Inc.; Previously, General Counsel,
                                Managing Director, and Senior Vice
                                President of FMR Corp.

    Laura B. Cronin             Treasurer of FMR U.K.,  FMR Far East,
                                FMR, and FIMM and Vice President of FMR.
    Michael B. Fox
                                Assistant  Treasurer of FMR, FIMM, FMR U.K., and
                                FMR Far East;  Vice  President  and Treasurer of
                                FMR Corp.; Vice President of FMR U.K., FMR Far
                                East, and FIMM.

    Simon Fraser                Senior Vice President of FMR.

    Jay Freedman                Clerk of FMR U.K.,  FMR Far East,  FMR
                                Corp., and Strategic Advisers,  Inc.;  Assistant
                                Clerk of FMR;  Secretary of FIMM; Vice President
                                Deputy General Counsel FMR Corp.

    Susan Englander Hislop      Assistant  Clerk of FMR  U.K.,  FMR Far East and
                                FIMM.

    Francis V. Knox             Compliance Officer of FMR U.K. and
                                FMR Far East; Vice President of FMR.

     (3) FIDELITY MANAGEMENT & RESEARCH (Far East) INC. (FMR Far East) Shiroyama JT Mori Bldg., 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan

     FMR Far East provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

     Edward C. Johnson 3d        Chairman of the Board and
                                 Director of FMR Far East, FMR,
                                 FMR Corp., FIMM, and FMR U.K.;
                                 Chairman of the Executive
                                 Committee of FMR; President and
                                 Chief Executive Officer of FMR
                                 Corp.; Director of Fidelity
                                 Investments Japan Limited (FIJ);
                                 President and Trustee of funds
                                 advised by FMR.

     Robert C. Pozen             President and Director of FMR
                                 Far East; Senior Vice President
                                 and Trustee of funds advised by
                                 FMR; President and Director of
                                 FIMM, FMR U.K., and FMR;
                                 Director of Strategic Advisers,
                                 Inc.; Previously, General
                                 Counsel, Managing Director, and
                                 Senior Vice President of FMR
                                 Corp.

     Robert H. Auld              Senior Vice President of FMR Far
                                 East.

     Laura B. Cronin             Treasurer of FMR Far East, FMR U.K.,
                                 FMR, and FIMM and Vice President of FMR.

     Michael B. Fox              Assistant Treasurer of FMR, FIMM, FMR U.K., and
                                 FMR Far East; Vice President and Treasurer of
                                 FMR Corp.; Vice President of FMR U.K., FMR Far
                                 East, and FIMM.

     Francis V. Knox             Compliance  Officer of FMR Far East and
                                 FMR U.K.; Vice President of FMR.

     Jay Freedman                Clerk of FMR Far East, FMR U.K.,
                                 FMR Corp., and Strategic
                                 Advisers, Inc.; Assistant Clerk
                                 of FMR; Secretary of FIMM; Vice
                                 President Deputy General Counsel
                                 FMR Corp.

     Susan Englander             Hislop  Assistant  Clerk  of FMR Far
                                 East, FMR U.K., and Strategic  Advisers,  Inc.;
                                 Assistant Secretary of FIMM.

     Billy Wilder                Vice President of FMR Far East;
                                 President and Representative
                                 Director of FIJ.

     (4)   FIDELITY  INTERNATIONAL  INVESTMENT ADVISORS (FIIA)
           Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda

     The directors and officers of FIIA have held, during the past two fiscal years, the following positions of a substantial nature.


     Anthony J. Bolton           Director of FIIA, Fidelity
                                 International Investment
                                 Advisors (U.K.) Limited
                                 (FIIA(U.K.)L), Fidelity
                                 Investment Management Limited
                                 (FIML (U.K.)), Fidelity
                                 Investment Services Limited
                                 (FISL (U.K.)), and Fidelity
                                 Investments International (FII).

     Simon Fraser                Director and President of FIIA.

     Richard Ford                Vice President of FIIA.

     Simon Haslam                Director and Chief Financial
                                 Officer of FIIA, FISL (U.K.),
                                 and FII; Director and Secretary
                                 of FIIA (U.K.)L; Previously,
                                 Chief Financial Officer of FIL;
                                 Company Secretary of Fidelity
                                 Investments Group of Companies
                                (U.K.); Director of FIJ.

     David J. Saul               President and Director of FIIA;
                                 Previously, Director of Fidelity
                                 International Limited; and
                                 numerous companies and funds in
                                 the FIL group.

     Keith Ferguson              Director of FIIA.

     Richard Horlick             Director of FIIA.

     K.C. Lee                    Director of FIIA and Fidelity
                                 Investments Management (Hong
                                 Kong) Limited.

     Frank Mutch                 Director of FIIA.

     Peter Phillips              Director of FIIA and Fidelity
                                 Investments Management (Hong
                                 Kong) Limited.

     Matthew Heath               Secretary of FIIA.

     Terrence V. Richards        Assistant Secretary of FIIA.

     Rosalie Sheppard            Assistant Secretary of FIIA.





     (5)   FIDELITY    INTERNATIONAL    INVESTMENT   ADVISORS   (U.K.)   LIMITED
           (FIIA(U.K.)L) 26 Lovat Lane, London, EC3R 8LL, England

     The directors and officers of FIIA(U.K.)L have held, during the past two fiscal years, the following positions of a substantial nature.


     Anthony J. Bolton           Director of FIIA(U.K.)L,
                                 Fidelity International
                                 Investment Advisors (FIIA),
                                 Fidelity Investment Management
                                 Limited (FIML (U.K.)), Fidelity
                                 Investment Services Limited
                                 (FISL (U.K.)), and Fidelity
                                 Investments International (FII).

     Pamela Edwards              Director of FIIA(U.K.)L, FISL
                                 (U.K.), and FII; Previously,
                                 Director of Legal Services for
                                 Europe.

     Simon Haslam                Director and Secretary of FIIA
                                 (U.K.)L; Director and Chief
                                 Financial Officer of FIIA, FISL
                                 (U.K.), and FII; Chief Financial
                                 Officer of FIL (U.K.);
                                 Previously, Chief Financial
                                 Officer of FIL, Company
                                 Secretary of Fidelity
                                 Investments Group of Companies
                                 (U.K.); Director of FIJ.

     Sally Walden                Director of FIIA(U.K.)L and FISL
                                 (U.K.).

     Sally Hinchliffe            Assistant Secretary of
                                 FIIA(U.K.)L.





     (6)  FIDELITY INVESTMENTS JAPAN LIMITED (FIJ)
           Shiroyama JT Mori Bldg., 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan

     The directors and officers of FIJ have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d              Chairman and Representative
                                  Director of FIJ; Chairman of
                                  the Board and Director of FMR
                                  Far East, FMR, FMR Corp., FMR
                                  U.K., and FIMM; Chairman of the
                                  Executive Committee of FMR;
                                  President and Chief Executive
                                  Officer of FMR Corp.; President
                                  and Trustee of funds advised by
                                  FMR.

Yasuo Kuramoto                    Vice Chairman and
                                  Representative Director of FIJ.

Billy Wilder                      President and Representative
                                  Director of FIJ; Vice President
                                  of FMR Far East.

Noboru Kawai                      Director and General Manager of
                                  Administration of FIJ.

Tetsuzo Nishimura                 Director and Vice President of
                                  Wholesales/Broker Distribution
                                  of FIJ.
Hiroshi Yamashita
                                  Senior Managing Director of FIJ.
Yasushi Murofushi
                                   Statutory Auditor of FIJ.

Takeshi Okazaki                    Director and Head of
                                   Institutional Sales of FIJ.

Simon Haslam                      Director of FIJ; Director and
                                  Chief Financial Officer of
                                  FIIA, FISL (U.K.), and FII;
                                  Director and Secretary of FIIA
                                  (U.K.)L; Previously, Chief
                                  Financial Officer of FIL;
                                  Company Secretary of Fidelity
                                  Investments Group of Companies
                                  (U.K.).



Item 27.    Principal Underwriters
            ----------------------

     (a) Fidelity Distributors Corporation (FDC) acts as distributor for all funds advised by FMR or an affiliate.


     (b)
    Name and Principal       Positions and Offices       Positions and Offices
    Business Address*        With Underwriter            With Fund
    -----------------        ----------------            ---------

    Edward C. Johnson 3d     Director                    Trustee and President
    Michael Mlinac           Director                    None
    James Curvey             Director                    None
    Martha B. Willis         President                   None
    Eric D. Roiter           Vice President              Secretary
    Caron Ketchum            Treasurer and Controller    None
    Gary Greenstein          Assistant Treasurer         None
    Jay Freedman             Assistant Clerk             None
    Linda Holland            Compliance Officer          None

*    82 Devonshire Street, Boston, MA

     (c) Not applicable.

Item 28.   Location of Accounts and Records
           --------------------------------

     All  accounts,  books,  and other  documents  required to be  maintained by
Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company, Fidelity Service Company, Inc., or Fidelity Investments Institutional Operations Company, Inc., 82 Devonshire Street, Boston, MA 02109, or the funds' respective custodian: The Chase Manhattan Bank, 1 Chase Manhattan Plaza, New York, N.Y. and Brown Brothers Harriman & Co., 40 Water Street, Boston, MA.

Item 29.   Management Services
           -------------------

     Not applicable.


Item 30.   Undertakings
           ------------

     Not applicable.

                                POWER OF ATTORNEY
                                -----------------

     I, the undersigned Director, Trustee, or General Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust          Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund           Fidelity Hastings Street Trust
Fidelity Advisor Series I               Fidelity Hereford Street Trust
Fidelity Advisor Series II              Fidelity Income Fund
Fidelity Advisor Series III             Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV              Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V               Fidelity Institutional Trust
Fidelity Advisor Series VI              Fidelity Investment Trust
Fidelity Advisor Series VII             Fidelity Magellan Fund
Fidelity Advisor Series VIII            Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust            Fidelity Money Market Trust
Fidelity Boston Street Trust            Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust     Fidelity Municipal Trust
Fidelity California Municipal Trust II  Fidelity Municipal Trust II
Fidelity Capital Trust                  Fidelity New York Municipal Trust
Fidelity Charles Street Trust           Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust             Fidelity Phillips Street Trust
Fidelity Congress Street Fund           Fidelity Puritan Trust
Fidelity Contrafund                     Fidelity Revere Street Trust
Fidelity Corporate Trust                Fidelity School Street Trust
Fidelity Court Street Trust             Fidelity Securities Fund
Fidelity Court Street Trust II          Fidelity Select Portfolios
Fidelity Covington Trust                Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund               Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund          Fidelity Trend Fund
Fidelity Destiny Portfolios             Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Deutsche Mark Performance      Fidelity U.S. Investments-Government Securities
  Portfolio, L.P.                         Fund, L.P.
Fidelity Devonshire Trust               Fidelity Union Street Trust
Fidelity Exchange Fund                  Fidelity Union Street Trust II
Fidelity Financial Trust                Fidelity Yen Performance Portfolio, L.P.
Fidelity Fixed-Income Trust             Variable Insurance Products Fund
                                        Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after March 1, 1997.

     WITNESS my hand on the date set forth below.

/s/ Robert M. Gates                   March 6, 1997
------------------
Robert M. Gates

                                POWER OF ATTORNEY
                                -----------------

     I, the undersigned President and Director, Trustee, or General Partner, as the case may be, of the following investment companies:


                                         Fidelity Hereford Street Trust
Fidelity Aberdeen Street Trust           Fidelity Income Fund
Fidelity Advisor Series I                Fidelity Institutional Cash Portfolios
Fidelity Advisor Series II               Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series III              Fidelity Investment Trust
Fidelity Advisor Series IV               Fidelity Magellan Fund
Fidelity Advisor Series V                Fidelity Massachusetts Municipal Trust
Fidelity Advisor Series VI               Fidelity Money Market Trust
Fidelity Advisor Series VII              Fidelity Mt. Vernon Street Trust
Fidelity Advisor Series VIII             Fidelity Municipal Trust
Fidelity Beacon Street Trust             Fidelity Municipal Trust II
Fidelity Boston Street Trust             Fidelity New York Municipal Trust
Fidelity California Municipal Trust      Fidelity New York Municipal Trust II
Fidelity California Municipal Trust II   Fidelity Phillips Street Trust
Fidelity Capital Trust                   Fidelity Puritan Trust
Fidelity Charles Street Trust            Fidelity Revere Street Trust
Fidelity Commonwealth Trust              Fidelity School Street Trust
Fidelity Concord Street Trust            Fidelity Securities Fund
Fidelity Congress Street Fund            Fidelity Select Portfolios
Fidelity Contrafund                      Fidelity Sterling Performance Portfolio, L.P.
Fidelity Corporate Trust                 Fidelity Summer Street Trust
Fidelity Court Street Trust              Fidelity Trend Fund
Fidelity Court Street Trust II           Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Covington Trust                 Fidelity U.S. Investments-Government Securities Fund, L.P.
Fidelity Daily Money Fund                Fidelity Union Street Trust
Fidelity Destiny Portfolios              Fidelity Union Street Trust II
Fidelity Deutsche Mark Performance       Fidelity Yen Performance Portfolio, L.P.
  Portfolio, L.P.                        Newbury Street Trust
Fidelity Devonshire Trust                Variable Insurance Products Fund II
Fidelity Exchange Fund                   Variable Insurance Products Fund III
Fidelity Financial Trust
Fidelity Fixed-Income Trust
Fidelity Government Securities Fund
Fidelity Hastings Street Trust


in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Robert C. Pozen my true and lawful attorney-in-fact, with full power of substitution, and with full power to him to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A, or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A, Form N-8A, or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and on my behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 1997.

     WITNESS my hand on the date set forth below.

/s/ Edward C. Johnson 3D              July 17, 1997
-----------------------
Edward C. Johnson 3d

                                POWER OF ATTORNEY

      We, the undersigned Directors, Trustees, or General Partners, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust               Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund                Fidelity Hastings Street Trust
Fidelity Advisor Series I                    Fidelity Hereford Street Trust
Fidelity Advisor Series II                   Fidelity Income Fund
Fidelity Advisor Series III                  Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV                   Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V                    Fidelity Institutional Trust
Fidelity Advisor Series VI                   Fidelity Investment Trust
Fidelity Advisor Series VII                  Fidelity Magellan Fund
Fidelity Advisor Series VIII                 Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust                 Fidelity Money Market Trust
Fidelity Boston Street Trust                 Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust          Fidelity Municipal Trust
Fidelity California Municipal Trust II       Fidelity Municipal Trust II
Fidelity Capital Trust                       Fidelity New York Municipal Trust
Fidelity Charles Street Trust                Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust                  Fidelity Phillips Street Trust
Fidelity Congress Street Fund                Fidelity Puritan Trust
Fidelity Contrafund                          Fidelity Revere Street Trust
Fidelity Corporate Trust                     Fidelity School Street Trust
Fidelity Court Street Trust                  Fidelity Securities Fund
Fidelity Court Street Trust II               Fidelity Select Portfolios
Fidelity Covington Trust                     Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund                    Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund               Fidelity Trend Fund
Fidelity Destiny Portfolios                  Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Deutsche Mark Performance           Fidelity U.S. Investments-Government Securities
  Portfolio, L.P.                              Fund, L.P.
Fidelity Devonshire Trust                    Fidelity Union Street Trust
Fidelity Exchange Fund                       Fidelity Union Street Trust II
Fidelity Financial Trust                     Fidelity Yen Performance Portfolio, L.P.
Fidelity Fixed-Income Trust                  Variable Insurance Products Fund
                                             Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Directors, Trustees, or General Partners (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 1, 1997.

      WITNESS our hands on this nineteenth day of December, 1996.


/s/Edward C. Johnson 3d                      /s/Peter S. Lynch
----------------------------------           ---------------------------------
Edward C. Johnson 3d                         Peter S. Lynch



/s/J. Gary Burkhead                          /s/William O. McCo
----------------------------------           ---------------------------------
J. Gary Burkhead                             William O. McCoy


/s/Ralph F. Cox                              /s/Gerald C. McDonough
----------------------------------           ---------------------------------
Ralph F. Cox                                 Gerald C. McDonough


/s/Phyllis Burke Davis                       /s/Marvin L. Mann
----------------------------------           ---------------------------------
Phyllis Burke Davis                          Marvin L. Mann


/s/E. Bradley Jones                          /s/Thomas R. Williams
----------------------------------           ---------------------------------
E. Bradley Jones                             Thomas R. Williams


/s/Donald J. Kirk
----------------------------------
Donald J. Kirk

                                   SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 78 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 10th day of December 1999.

                            Fidelity Investment Trust



                         By /s/ Edward C. Johnson 3d,           +
                            ------------------------------------
                            Edward C. Johnson 3d, President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


(Signature)                                     (Title)                                 (Date)
-----------                                     -------                                 ------

/s/ Edward C. Johnson  3d                 +     President and Trustee                   December 10, 1999
------------------------------------------      (Principal Executive Officer)                    --
Edward C. Johnson 3d

/s/ Richard A. Silver                           Treasurer                               December 10, 1999
------------------------------------------                                                       --
Richard A. Silver

/s/ Robert C. Pozen                             Trustee                                 December 10, 1999
------------------------------------------                                                       --
Robert C. Pozen

/s/ Ralph F. Cox                          *     Trustee                                 December 10, 1999
------------------------------------------                                                       --
Ralph F. Cox

/s/ Phyllis Burke Davis                   *     Trustee                                 December 10, 1999
------------------------------------------                                                       --
Phyllis Burke Davis

/s/ Robert M. Gates                       **    Trustee                                 December 10, 1999
------------------------------------------                                                       --
Robert M. Gates

/s/ E. Bradley Jones                      *     Trustee                                 December 10, 1999
------------------------------------------                                                       --
E. Bradley Jones

/s/ Donald J. Kirk                        *     Trustee                                 December 10, 1999
------------------------------------------                                                       --
Donald J. Kirk

/s/ Peter S. Lynch                        *     Trustee                                 December 10, 1999
------------------------------------------                                                       --
Peter S. Lynch

/s/ Marvin L. Mann                        *     Trustee                                 December 10, 1999
------------------------------------------                                                       --
Marvin L. Mann

/s/ William O. McCoy                      *     Trustee                                 December 10, 1999
------------------------------------------                                                       --
William O. McCoy

/s/ Gerald C. McDonough                   *     Trustee                                 December 10, 1999
------------------------------------------                                                       --
Gerald C. McDonough

/s/ Thomas R. Williams                    *     Trustee                                 December 10, 1999
------------------------------------------                                                       --
Thomas R. Williams

+  Signatures affixed by Robert C. Pozen pursuant to a power of attorney dated July 17, 1997 and filed herewith.
*  Signature affixed by Robert C. Hacker pursuant to a power of attorney dated December 19, 1996 and filed herewith.
** Signature affixed by Robert C. Hacker pursuant to a power of attorney dated March 6, 1997 and filed herewith.



                                   SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 78 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 10th day of December 1999.

                              Fidelity Investment Trust



                              By /s/ Edward C. Johnson 3d,          +
                                 ------------------------------------
                                 Edward C. Johnson 3d, President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


(Signature)                                     (Title)                                 (Date)
-----------                                     -------                                 ------
/s/ Edward C. Johnson  3d                 +     President and Trustee                   December 10, 1999
------------------------------------------      (Principal Executive Officer)                    --
Edward C. Johnson 3d

/s/ Richard A. Silver                     *     Treasurer                               December 10, 1999
------------------------------------------                                                       --
Richard A. Silver

/s/ Robert C. Pozen                             Trustee                                 December 10, 1999
------------------------------------------                                                       --
Robert C. Pozen

/s/ Ralph F. Cox                          **    Trustee                                 December 10, 1999
------------------------------------------                                                       --
Ralph F. Cox

/s/ Phyllis Burke Davis                   **    Trustee                                 December 10, 1999
------------------------------------------                                                       --
Phyllis Burke Davis

/s/ Robert M. Gates                       ***   Trustee                                 December 10, 1999
------------------------------------------                                                       --
Robert M. Gates

/s/ E. Bradley Jones                      **    Trustee                                 December 10, 1999
------------------------------------------                                                       --
E. Bradley Jones

/s/ Donald J. Kirk                        **    Trustee                                 December 10, 1999
------------------------------------------                                                       --
Donald J. Kirk

/s/ Peter S. Lynch                        **    Trustee                                 December 10, 1999
------------------------------------------                                                       --
Peter S. Lynch

/s/ Marvin L. Mann                        **    Trustee                                 December 10, 1999
------------------------------------------                                                       --
Marvin L. Mann

/s/ William O. McCoy                      **    Trustee                                 December 10, 1999
------------------------------------------                                                       --
William O. McCoy

/s/ Gerald C. McDonough                   **    Trustee                                 December 10, 1999
------------------------------------------                                                       --
Gerald C. McDonough

/s/ Thomas R. Williams                    **    Trustee                                 December 10, 1999
------------------------------------------                                                       --
Thomas R. Williams

+   Signatures affixed by Robert C. Pozen pursuant to a power of attorney dated July 17, 1997 and filed herewith.
*   Signature affixed by John H. Costello pursuant to a power of attorney dated June 30,1997 and filed herewith.
**  Signature affixed by Robert C. Hacker pursuant to a power of attorney dated December 19, 1996 and filed herewith.
*** Signature affixed by Robert C. Hacker pursuant to a power of attorney dated March 6, 1997 and filed herewith.
